Schedule of Investments(a)
September 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.88%
Aerospace & Defense–2.98%
BWX Technologies, Inc.	112,388	$8,426,852
Curtiss-Wright Corp.	69,374	13,571,636
		21,998,488
Air Freight & Logistics–1.34%
Hub Group, Inc., Class A(b)	126,214	9,912,848
Aluminum–1.58%
Century Aluminum Co.(b)(c)	482,716	3,470,728
Kaiser Aluminum Corp.(c)	109,216	8,219,596
		11,690,324
Application Software–3.14%
Consensus Cloud Solutions, Inc.(b)	45,045	1,134,233
Envestnet, Inc.(b)(c)	124,816	5,495,649
HashiCorp, Inc., Class A(b)	273,909	6,253,342
Sprout Social, Inc., Class A(b)(c)	207,420	10,346,110
		23,229,334
Asset Management & Custody Banks–1.30%
Federated Hermes, Inc., Class B	283,640	9,606,887
Automotive Parts & Equipment–2.46%
Dorman Products, Inc.(b)	113,090	8,567,698
Visteon Corp.(b)	69,315	9,570,322
		18,138,020
Automotive Retail–2.74%
AutoNation, Inc.(b)	104,120	15,763,768
Murphy USA, Inc.	13,000	4,442,490
		20,206,258
Biotechnology–2.90%
ADMA Biologics, Inc.(b)	1,321,733	4,731,804
Ascendis Pharma A/S, ADR (Denmark)(b)	63,188	5,916,924
Bridgebio Pharma, Inc.(b)	168,964	4,455,581
Immunovant, Inc.(b)	54,443	2,090,067
Twist Bioscience Corp.(b)(c)	210,606	4,266,878
		21,461,254
Building Products–1.50%
Zurn Elkay Water Solutions Corp.(c)	395,474	11,081,182
Casinos & Gaming–0.96%
Boyd Gaming Corp.	116,522	7,088,033
Commercial & Residential Mortgage Finance–1.02%
PennyMac Financial Services, Inc.(c)	112,888	7,518,341
Construction & Engineering–1.14%
Valmont Industries, Inc.	35,024	8,413,115
Construction Machinery & Heavy Transportation Equipment– 1.57%
Allison Transmission Holdings, Inc.	196,116	11,582,611
Construction Materials–1.81%
Summit Materials, Inc., Class A(b)	430,280	13,398,919
Shares		Value
Consumer Staples Merchandise Retail–1.16%
BJ’s Wholesale Club Holdings, Inc.(b)	120,227	$8,580,601
Diversified Banks–0.50%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)(c)	136,542	3,697,557
Electric Utilities–1.00%
Portland General Electric Co.(c)	182,159	7,373,796
Electrical Components & Equipment–2.92%
Atkore, Inc.(b)	107,695	16,067,017
Regal Rexnord Corp.(c)	38,579	5,512,168
		21,579,185
Electronic Components–2.41%
Belden, Inc.	95,576	9,227,863
Vishay Intertechnology, Inc.	347,877	8,599,519
		17,827,382
Electronic Equipment & Instruments–1.00%
Itron, Inc.(b)	121,428	7,356,108
Environmental & Facilities Services–1.82%
ABM Industries, Inc.	121,247	4,851,092
Casella Waste Systems, Inc., Class A(b)	112,802	8,606,793
		13,457,885
Footwear–0.86%
Steven Madden Ltd.	200,676	6,375,477
Health Care Equipment–1.75%
AtriCure, Inc.(b)	185,820	8,138,916
TransMedics Group, Inc.(b)(c)	87,566	4,794,239
		12,933,155
Health Care Facilities–4.35%
Acadia Healthcare Co., Inc.(b)	200,084	14,067,906
Encompass Health Corp.	113,878	7,648,047
Tenet Healthcare Corp.(b)	157,987	10,409,763
		32,125,716
Health Care Services–1.92%
Addus HomeCare Corp.(b)(c)	86,311	7,352,834
Guardant Health, Inc.(b)	230,970	6,845,951
		14,198,785
Health Care Technology–0.86%
Evolent Health, Inc., Class A(b)	233,745	6,364,876
Home Furnishings–0.75%
Tempur Sealy International, Inc.	128,219	5,557,011
Homebuilding–2.95%
KB Home(c)	166,323	7,697,428
TopBuild Corp.(b)	55,881	14,059,660
		21,757,088
Hotel & Resort REITs–1.34%
DiamondRock Hospitality Co.(c)	1,231,882	9,892,012

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Human Resource & Employment Services–3.88%
ASGN, Inc.(b)	126,202	$10,308,180
Korn Ferry	174,057	8,257,264
Paycor HCM, Inc.(b)(c)	440,952	10,066,934
		28,632,378
Industrial Machinery & Supplies & Components–2.81%
EnPro Industries, Inc.	113,857	13,798,330
Esab Corp.	99,276	6,971,161
		20,769,491
Interactive Media & Services–1.22%
Ziff Davis, Inc.(b)(c)	141,277	8,997,932
Investment Banking & Brokerage–1.57%
Stifel Financial Corp.	189,189	11,623,772
IT Consulting & Other Services–1.05%
Endava PLC, ADR (United Kingdom)(b)(c)	134,751	7,727,970
Leisure Products–0.44%
Topgolf Callaway Brands Corp.(b)(c)	234,927	3,251,390
Life Sciences Tools & Services–1.46%
10X Genomics, Inc., Class A(b)	89,905	3,708,581
BioLife Solutions, Inc.(b)(c)	224,141	3,095,387
CryoPort, Inc.(b)	288,938	3,961,340
		10,765,308
Metal, Glass & Plastic Containers–1.10%
Silgan Holdings, Inc.(c)	187,909	8,100,757
Oil & Gas Drilling–1.42%
Helmerich & Payne, Inc.(c)	248,109	10,460,275
Oil & Gas Equipment & Services–0.80%
NOV, Inc.(c)	284,466	5,945,339
Oil & Gas Exploration & Production–2.73%
Chesapeake Energy Corp.(c)	95,139	8,203,836
CNX Resources Corp.(b)(c)	528,737	11,938,881
		20,142,717
Oil & Gas Storage & Transportation–1.41%
Equitrans Midstream Corp.	1,112,462	10,423,769
Other Specialized REITs–2.11%
Four Corners Property Trust, Inc.(c)	406,585	9,022,120
Outfront Media, Inc.(c)	650,256	6,567,586
		15,589,706
Personal Care Products–1.79%
BellRing Brands, Inc.(b)	321,190	13,242,664
Pharmaceuticals–2.36%
Collegium Pharmaceutical, Inc.(b)	246,540	5,510,169
Intra-Cellular Therapies, Inc.(b)	127,193	6,625,483
Revance Therapeutics, Inc.(b)	332,376	3,812,353
Structure Therapeutics, Inc., ADR(b)	29,434	1,484,062
		17,432,067
Property & Casualty Insurance–1.25%
Definity Financial Corp. (Canada)	335,289	9,257,013
Real Estate Operating Companies–1.11%
DigitalBridge Group, Inc.(c)	467,645	8,221,199
Shares		Value
Regional Banks–6.04%
Berkshire Hills Bancorp, Inc.	243,442	$4,881,012
Cathay General Bancorp	202,276	7,031,114
Columbia Banking System, Inc.	248,742	5,049,463
OceanFirst Financial Corp.	288,866	4,179,891
Pacific Premier Bancorp, Inc.(c)	300,758	6,544,494
Webster Financial Corp.(c)	160,771	6,480,679
Wintrust Financial Corp.(c)	83,861	6,331,505
WSFS Financial Corp.(c)	112,492	4,105,958
		44,604,116
Research & Consulting Services–2.30%
CACI International, Inc., Class A(b)	31,213	9,798,697
KBR, Inc.	121,504	7,161,446
		16,960,143
Restaurants–1.54%
Papa John’s International, Inc.(c)	63,551	4,335,449
Texas Roadhouse, Inc.	73,002	7,015,492
		11,350,941
Semiconductor Materials & Equipment–0.88%
MKS Instruments, Inc.	74,831	6,475,875
Semiconductors–3.16%
Allegro MicroSystems, Inc. (Japan)(b)	207,996	6,643,392
MACOM Technology Solutions Holdings, Inc.(b)(c)	143,547	11,710,564
Silicon Laboratories, Inc.(b)	42,901	4,971,797
		23,325,753
Soft Drinks & Non-alcoholic Beverages–0.84%
Coca-Cola Consolidated, Inc.	9,714	6,181,213
Steel–0.86%
Commercial Metals Co.	129,290	6,388,219
Systems Software–2.04%
Gitlab, Inc., Class A(b)	185,749	8,399,570
Progress Software Corp.(c)	127,449	6,701,268
		15,100,838
Transaction & Payment Processing Services–0.68%
Marqeta, Inc., Class A(b)	839,056	5,017,555
Total Common Stocks & Other Equity Interests (Cost $571,029,076)		730,390,648
Money Market Funds–3.63%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(d)(e)	9,379,385	9,379,385
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(d)(e)	6,694,274	6,695,613
Invesco Treasury Portfolio, Institutional Class, 5.26%(d)(e)	10,719,298	10,719,298
Total Money Market Funds (Cost $26,793,833)		26,794,296
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-102.51% (Cost $597,822,909)		757,184,944
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–14.21%
Invesco Private Government Fund, 5.30%(d)(e)(f)	29,400,856	$29,400,856
Invesco Private Prime Fund, 5.51%(d)(e)(f)	75,602,199	75,602,199
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $105,003,905)		105,003,055
TOTAL INVESTMENTS IN SECURITIES–116.72% (Cost $702,826,814)		862,187,999
OTHER ASSETS LESS LIABILITIES—(16.72)%		(123,505,217)
NET ASSETS–100.00%		$738,682,782
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,254,271	$56,520,171	$(52,395,057)	$-	$-	$9,379,385	$238,816
Invesco Liquid Assets Portfolio, Institutional Class	3,750,198	40,371,551	(37,425,041)	(229)	(866)	6,695,613	160,069
Invesco Treasury Portfolio, Institutional Class	6,004,881	64,594,482	(59,880,065)	-	-	10,719,298	251,104
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	37,640,295	176,653,041	(184,892,480)	-	-	29,400,856	1,158,199*
Invesco Private Prime Fund	95,689,915	411,989,069	(432,047,426)	(14,087)	(15,272)	75,602,199	3,094,706*
Total	$148,339,560	$750,128,314	$(766,640,069)	$(14,316)	$(16,138)	$131,797,351	$4,902,894

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$730,390,648	$—	$—	$730,390,648
Money Market Funds	26,794,296	105,003,055	—	131,797,351
Total Investments	$757,184,944	$105,003,055	$—	$862,187,999
Invesco V.I. Main Street Small Cap Fund®